Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors Preferred Trust
Entity Central Index Key	0001556505
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000212830
Shareholder Report [Line Items]
Fund Name	Hundredfold Select Alternative Fund
Class Name	Service Class
Trading Symbol	SFHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Hundredfold Select Alternative Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at hundredfoldselect.com/index.php/investor-materials. You can also request this information by contacting us at (855) 582-8006.
Additional Information Phone Number	(855) 582-8006
Additional Information Website	hundredfoldselect.com/index.php/investor-materials
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$114	2.22%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	2.22%	[1]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 Years	10 Years
Hundredfold Select Alternative Fund	7.50%	12.16%	3.72%	8.11%
Bloomberg U.S. Aggregate Bond Index	3.99%	6.26%	0.42%	1.97%
S&P 500® Index	7.12%	16.99%	14.19%	15.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (855) 582-8006.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 141,057,556
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 720,222
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$141,057,556
Number of Portfolio Holdings	25
Advisory Fee	$720,222
Portfolio Turnover	70%

Holdings [Text Block]

Investment Model Exposure 2.20 (1=100%)

(value greater than 1 indicates use of leverage)

Pie chart indexed to 100%, net exposure

Table Summary
Value	Value
Bond Other	109.00
Alternative Other	64.00
Equity	26.00
High Yield Bond	21.00

Portfolio Allocation (% of total (including notional) exposure)

Table Summary
High Yield Bond	21.00%
Bond Other	109.00%
Alternative Other	64.00%
Equity	26.00%
220.00%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
American Beacon Developing World Income Fund, R5 Class	16.7%
PIMCO Income Fund, Institutional Class	11.3%
PGIM Securitized Credit Fund, Class Z	10.9%
AQR Diversifying Strategies Fund, Class R6	10.2%
Easterly Income Opportunities Fund, Class R6	8.3%
Thompson Bond Fund	5.4%
Fidelity Money Market Government Portfolio, Institutional Class	4.9%
First American Government Obligations Fund Class X	1.7%
United States Treasury Bill	0.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended February 28, 2026.
C000212831
Shareholder Report [Line Items]
Fund Name	Hundredfold Select Alternative Fund
Class Name	Investor Class
Trading Symbol	HFSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Hundredfold Select Alternative Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at hundredfoldselect.com/index.php/investor-materials. You can also request this information by contacting us at (855) 582-8006.
Additional Information Phone Number	(855) 582-8006
Additional Information Website	hundredfoldselect.com/index.php/investor-materials
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$67	1.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.29%	[2]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 Years	10 Years
Hundredfold Select Alternative Fund	7.96%	13.19%	4.68%	9.11%
Bloomberg U.S. Aggregate Bond Index	3.99%	6.26%	0.42%	1.97%
S&P 500® Index	7.12%	16.99%	14.19%	15.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (855) 582-8006.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 141,057,556
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 720,222
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$141,057,556
Number of Portfolio Holdings	25
Advisory Fee	$720,222
Portfolio Turnover	70%

Holdings [Text Block]

Investment Model Exposure 2.20 (1=100%)

(value greater than 1 indicates use of leverage)

Pie chart indexed to 100%, net exposure

Table Summary
Value	Value
Bond Other	109.00
Alternative Other	64.00
Equity	26.00
High Yield Bond	21.00

Portfolio Allocation (% of total (including notional) exposure)

Table Summary
High Yield Bond	21.00%
Bond Other	109.00%
Alternative Other	64.00%
Equity	26.00%
220.00%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
American Beacon Developing World Income Fund, R5 Class	16.7%
PIMCO Income Fund, Institutional Class	11.3%
PGIM Securitized Credit Fund, Class Z	10.9%
AQR Diversifying Strategies Fund, Class R6	10.2%
Easterly Income Opportunities Fund, Class R6	8.3%
Thompson Bond Fund	5.4%
Fidelity Money Market Government Portfolio, Institutional Class	4.9%
First American Government Obligations Fund Class X	1.7%
United States Treasury Bill	0.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended February 28, 2026.

[1]	Annualized
[2]	Annualized